Document and Entity Information (USD $)	12 Months Ended
	Jun. 30, 2013	Sep. 27, 2013
Document And Entity Information
Entity Registrant Name	DISCOUNT DENTAL MATERIALS, INC.
Entity Central Index Key	0001453099
Document Type	10-K/A
Document Period End Date	Jun 30, 2013
Amendment Flag	false
Current Fiscal Year End Date	--06-30
Is Entity a Well-known Seasoned Issuer?	No
Is Entity a Voluntary Filer?	No
Is Entity's Reporting Status Current?	No
Entity Filer Category	Smaller Reporting Company
Entity Public Float		$ 0
Entity Common Stock, Shares Outstanding		33,580,001
Document Fiscal Period Focus	FY
Document Fiscal Year Focus	2012

Balance Sheets (USD $)	Jun. 30, 2013	Jun. 30, 2012
Current assets:
Cash and cash equivalents	$ 8	$ 4,185
Prepaid expenses	1,533
Total current assets	1,541	4,185
Long-term assets:
Computer equipment, net		357
Patent rights	83,900	83,900
Total long-term assets	83,900	84,257
Total assets	85,441	88,442
Current liabilities:
Accounts payable	81,154	42,767
Related party payables	105,006	369,283
Notes payable to stockholders	2,000	75,000
Accrued payroll and taxes	12,880
Related party notes payable	424,115
Total current liabilities	625,155	487,050
Long term liabilities:
Convertible note to stockholders, net of debt discount of $305,882 and $132,187, respectively	319,118	107,813
Total Long term liabilities	319,118	107,813
Total liabilities	944,273	594,863
Stockholders’ deficit
Preferred stock ($0.001 par value: 1,000,000 shares authorized; none issued and outstanding)
Common stock ($0.001 par value: 249,000,000 shares authorized; 31,580,001 and 31,180,001 shares issued and outstanding at June 30, 2013 and 2012, respectively	31,580	31,180
Additional paid in capital	1,895,617	916,204
Deficit accumulated during the development stage	(2,786,029)	(1,453,805)
Total stockholders’ deficit	(858,832)	(506,421)
Total liabilities and stockholders’ deficit	$ 85,441	$ 88,442

Balance Sheets (Parenthetical) (USD $)	Jun. 30, 2013	Jun. 30, 2012
Statement of Financial Position [Abstract]
Preferred Stock, par value	$ 0.001	$ 0.001
Preferred Stock, shares authorized	1,000,000	1,000,000
Common Stock, par value	$ 0.001	$ 0.001
Common Stock, shares authorized	249,000,000	249,000,000
Common Stock, shares issued	31,580,001	31,180,001
Common Stock, shares outstanding	31,580,001	31,180,001

Statements of Operations (USD $)	12 Months Ended		40 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Operating Expenses
Selling, general and administrative expenses	$ 1,082,114	$ 544,368	$ 2,129,174
Research and development costs	108,500	4,078	112,578
Accretion of debt discount	139,118	2,813	141,931
Marketing expenses	2,135		3,635
Purchase of shell		397,000	397,000
Depreciation	357	855	1,711
Total operating expenses	1,332,224	949,114	2,786,029
Net operating loss	1,332,224	(949,114)	(2,786,029)
Loss before income taxes	1,332,224	(949,114)	(2,786,029)
Income taxes
Net loss	$ (1,332,224)	$ (949,114)	$ (2,786,029)
Loss per share:
Basic and diluted loss per share	$ (0.04)	$ (0.03)
Basic and diluted weighted average shares outstanding	31,255,206	30,363,440

Statements of Cash Flows (USD $)	12 Months Ended		40 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jun. 30, 2013
Cash flows from operating activities:
Net loss	$ (1,332,224)	$ (949,114)	$ (2,786,029)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation	357	855	1,711
Accretion of debt discount	139,118	2,813	141,931
Warrants issued for research and development	108,500		108,500
Options issued	246,500		246,500
Stock issued for services	312,000		312,000
Supplies contributed for founder’s shares			10,650
Changes in operating assets and liabilities:
Accounts payable	38,387	33,318	81,154
Related party payables	177,338	(18,827)	496,621
Prepaid expenses	(1,533)	(1,533)
Accrued payroll and taxes	12,880	12,880
Net cash used in operating activities	(298,677)	(930,955)	(1,375,615)
Cash flows from investing activities:
Capitalized patent costs		(8,000)	(27,300)
Purchases of computer equipment			(1,711)
Net cash used in investing activities		(8,000)	(29,011)
Cash flows from financing activities:
Founders capital contribution			3,250
Proceeds from issuance of common stock and warrants, net of offering costs		632,884	791,884
Notes payable to related parties	500	500
Repayment of notes payable to related parties	(18,000)	(18,000)
Repayment of notes payable to stockholders		(5,490)	(19,490)
Notes payable to stockholders	312,000	315,000	646,490
Net cash flows provided by financing activities:	294,500	942,394	1,404,634
Net change in cash and cash equivalents	(4,177)	3,439	8
Cash and cash equivalents- beginning of period
Cash and cash equivalents- end of period	8	4,185	8
Cash paid during the period for:
Interest
Income tax
Non-cash investing and financing activities:
Acquisition of patent rights for related party payable and common stock issuable			56,600
Issuance of common stock issuable			6,600
Beneficial conversion feature on convertible note	312,813	135,000	447,813
Conversion of related party payables into notes payable	441,615		441,615
Conversion of short term notes payable into long term note payable		$ 240,000	$ 240,000

Shareholders Equity (USD $)	Common Stock of Shares	Common Stock Amount	Common Stock Issuable	Additional Paid-In Capital	Deficit Accumulated During the Development stage	Total
Balance, February 22, 2010 (date of inception) at Feb. 21, 2010
Estimated fair market value of stock issued to founders	$ 4,062,500	$ 4,063		$ (813)		$ 3,250
Estimated fair market value of stock issuable for patent rights			6,600			6,600
Net loss for the year					(116,799)	(116,799)
Balance, June 30, 2010	4,062,500	4,063	6,600	(813)	(116,799)	(106,949)
Estimated fair market value of stock issued to founders	13,312,500	13,312		(2,662)		10,650
Estimated fair market value of stock issued for patent rights	8,250,000	8,250	(6,600)	(1,650)
Shares issued for fund raising at $0.16 per share	1,250,000	1,250		198,750		200,000
Shares issued for fund raising at $0.40 per share	50,000	50		19,950		20,000
Free trading shares as a result of reverse merger	2,500,001	2,500		(2,500)
Offering costs associated with shares issued for fundraising				(61,000)		(61,000)
Net loss for the year					(387,892)	(387,892)
Balance, June 30, 2011	29,425,001	29,425		150,075	(504,691)	(325,191)
Shares issued for fund raising at $0.40 per share	1,555,000	1,555		620,445		622,000
Shares issued for fund raising at $0.50 per share	200,000	200		99,800		100,000
Offering costs associated with shares issued for fundraising				(89,116)		(89,116)
Beneficial conversion feature associated with convertible note				135,000		135,000
Net loss for the year					(949,114)	(949,114)
Balance, June 30, 2012	31,180,001	31,180		916,204	(1,453,805)	(506,421)
Shares Issued for services	400,000	400		311,600		312,000
Warrants issued				108,500		108,500
Options issued				246,500		246,500
Beneficial conversion feature associated with convertible note				312,813		312,813
Net loss for the year					$ (1,248,224)	$ (1,332,224)
Balance, June 30, 2013 at Jun. 30, 2013	31,580,001	31,580		1,895,617	(2,786,029)	(858,832)

ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements
ORGANIZATION AND PRINCIPAL ACTIVITIES

NOTE 1 – ORGANIZATION AND PRINCIPAL ACTIVITIES

Discount Dental Materials, Inc., a development stage company (“Discount Dental” or “Company”), was incorporated on December 18, 2007 under the laws of Nevada. The Company is a developmental stage biomedical company and through its wholly owned subsidiary, Cerebain Biotech Corp., the Company’s business will revolve around the discovery of products for the treatment of Alzheimer’s disease utilizing Omentum. The Company’s products will include both a medical device solution as well as a synthetic drug solution.

Cerebain Biotech Corp. was incorporated on February 22, 2010, in the State of Nevada, as Cerebain Biotech Corp.

On January 17, 2012, the holders of a majority of Discount Dental’s common stock entered into a Stock Purchase Agreement with Cerebain Biotech Corp., a Nevada corporation, under which Cerebain agreed to purchase an aggregate of 3,800,000 shares of its common stock from those shareholders in exchange for $296,000. These shares represent approximately 90% of Discount Dental’s outstanding common stock (after taking into account the cancellation of 6,000,000 shares of Discount Dental’s common stock by R. Douglas Barton under the Spinoff Agreement as discussed herein). The transaction closed February 9, 2012. Concurrently with the close of the transaction, Discount Dental closed a transaction with the shareholders of Cerebain whereby it issued 4,556,800 shares of Discount Dental’s common stock in exchange for 22,784,000 shares of Cerebain’s common stock, which represented 100% of Cerebain’s outstanding common stock. In addition, concurrent with these two transactions, Discount Dental closed a transaction with its primary shareholder, Mr. R. Douglas Barton, whereby Discount Dental sold all of its assets in exchange for Mr. Barton assuming all of our then-existing liabilities, as well as the return of 6,000,000 shares of Discount Dental’s common stock.

As a result of these transactions: (i) Cerebain became Discount Dental’s wholly-owned subsidiary, (ii) all of its officers and one of its directors resigned immediately, and Discount Dental appointed one new director and retained new executive officers; and (iii) Discount Dental changed its business focus from one selling disposable dental supply products at discount prices over the Internet to one focusing on researching, developing, and testing medicinal treatments utilizing omentum under a patent Cerebain, its now wholly-owned subsidiary, licenses from Dr. Surinder Singh Saini, MD.

Discount Dental’s only operations are conducted through its wholly-owned subsidiary, Cerebain. In accordance with financial reporting for reverse merger transactions the financial reporting contained herein is only that of Cerebain and does not include Discount Dental’s financial results.

BASIS OF PRESENTATION	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
BASIS OF PRESENTATION

NOTE 2 – BASIS OF PRESENTATION

The Company operates in one segment in accordance with accounting guidance Financial Accounting Standards Board (“FASB”)ASC Topic 280, Segment Reporting. Our Chief Executive Officer has been identified as the chief operating decision maker as defined by FASB ASC Topic 280.

The Accounting Standards Codification ("Codification" or "ASC") is the source of authoritative accounting principles recognized by the FASB to be applied by nongovernmental entities in the preparation of financial statements in accordance with generally accepted accounting principles in the United States ("GAAP"). Rules and interpretive releases of the Securities and Exchange Commission ("SEC") issued under authority of federal securities laws are also sources of GAAP for SEC registrants.

Description of Business

Development Stage Company

The Company is a development stage company as defined by section 915-10-20 of the FASB Accounting Standards Codification. The Company is still devoting substantially all of its efforts on establishing the business and its planned principal operations have not commenced. All losses accumulated since inception has been considered as part of the Company's development stage activities.

Fiscal year end

The Company’s fiscal year end is June 30.

Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business. The Company had a deficit accumulated during the development stage of $2,702,029 and $1,453,805 at June 30, 2013 and 2012, respectively, had a net loss of $1,248,224 and $949,114 for the fiscal years ended June 30, 2013 and 2012, respectively, and net cash used in operating activities of $298,677 and $930,955 for the fiscal years ended June 30, 2013 and 2012, respectively, with no revenue earned since inception, and a lack of operational history. These matters, among others, raise substantial doubt about our ability to continue as a going concern.

While the Company is attempting to commence operations and generate revenues, the Company’s cash position may not be significant enough to support the Company’s daily operations. Management intends to raise additional funds by way of a public or private offering. Management believes that the actions presently being taken to further implement its business plan and generate revenues provide the opportunity for the Company to continue as a going concern. While the Company believes in the viability of its strategy to generate revenues and in its ability to raise additional funds, there can be no assurances to that effect. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan and generate revenues.

The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

NOTE 3 – SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES

This summary of significant accounting policies of the Company is presented to assist in understanding the Company’s financial statements. The financial statements and notes are representations of the Company’s management, which is responsible for their integrity and objectivity. These accounting policies conform to GAAP and have been consistently applied in the preparation of the financial statements.

Use of Estimates

The preparation of these financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements and the reported amounts of net sales and expenses during the reported periods. Actual results may differ from those estimates and such differences may be material to the financial statements. The more significant estimates and assumptions by management include among others: useful lives and residual values of long-lived assets and valuation of warrants and options. The current economic environment has increased the degree of uncertainty inherent in these estimates and assumptions.

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Discount Dental Materials, Inc. and its wholly-owned subsidiary, Cerebain Biotech Corp. (collectively referred to as the “Company”). There are no material intercompany transactions.

Revenue Recognition

The Company expects to recognize revenues in accordance with the guidelines of the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin (“SAB”) No. 104 “Revenue Recognition”.

Under SAB 104, four conditions must be met before revenue can be recognized: (i) there is persuasive evidence that an arrangement exists, (ii) delivery has occurred or service has been rendered, (iii) the price is fixed or determinable, and (iv) collection is reasonably assured.

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of six months or less to be cash equivalents. Accounts held at U.S. financial institutions are insured by the FDIC up to $250,000. Cash balances could exceed insured amounts at any given time, however, the Company has not experienced any such losses.

Income Taxes

The Company is subject to income taxes in the U.S. Significant judgment is required in evaluating our uncertain tax positions and determining our provision for income taxes. In accordance with FASB ASC Topic 740, “Income Taxes,” the Company provides for the recognition of deferred tax assets if realization of such assets is more likely than not.

The Company accounts for income tax under the provisions of FASB ASC Topic 740, “Income Taxes”, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the events that have been included in the financial statements or tax returns. Deferred income taxes are recognized for all significant temporary differences between tax and financial statements bases of assets and liabilities. Valuation allowances are established against net deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Advertising Costs

Advertising expenses are recorded as general and administrative expenses when they are incurred. There was no advertising expense for the years ended June 30, 2013 and 2012.

Research and Development

The Company expenses the cost of research and development as incurred. Research and development costs charged to operations for the years ended June 30, 2013 and 2012 were $108,500 and $4,078, respectively.

Computer Equipment

Computer equipment is stated at cost. Depreciation is computed using the straight-line method for financial statement purposes. Maintenance and repairs are expensed as incurred and the costs of additions and betterments that increase the useful lives of the assets are capitalized. When property or equipment is disposed, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in other income or expenses.

The estimated useful lives of property and equipment are as follows:

Laptop computers	2 years
Computers and computer software	3 years

Long-lived Assets

The Company’s long-lived assets and other assets (consisting of equipment and purchased intangible assets with finite useful lives) are reviewed for impairment in accordance with the guidance of the FASB Topic ASC 360, “Property, Plant, and Equipment”, and FASB ASC Topic 205 “Presentation of Financial Statements”. The Company tests for impairment losses on long-lived assets used in operations whenever events or changes in circumstances indicate that the carrying amount of the asset may not be recoverable. Recoverability of an asset to be held and used is measured by a comparison of the carrying amount of an asset to the future undiscounted cash flows expected to be generated by the asset. If such asset is considered to be impaired, the impairment to be recognized is measured by the amount by which the carrying amount of the asset exceeds its fair value. Impairment evaluations involve management’s estimates on asset useful lives and future cash flows. Actual useful lives and cash flows could be different from those estimated by management which could have a material effect on our reporting results and financial positions. Fair value is determined through various valuation techniques including discounted cash flow models, quoted market values and third-party independent appraisals, as considered necessary. Through June 30, 2013, the Company had not experienced impairment losses on its long-lived assets. However, there can be no assurances that demand for the Company’s products or services will continue, which could result in an impairment of long-lived assets in the future.

Convertible Debt

In accordance with ASC Topic 470-20, “Debt with Conversion and Other Options”, conventional convertible debtis a financial instrument in which the holder may only realize the value of the conversion option by exercising the option and receiving the entire proceeds in a fixed number of shares or the equivalent amount of cash. Conventional convertible debt with a non-detachable conversion feature that does not contain a cash settlement option, and is not accounted for as a derivative, is recorded as a debt instrument in its entirety.

Non-Cash Equity Transactions

Shares of equity instruments issued for non-cash consideration are recorded at the fair value of the consideration received based on the market value of services to be rendered, or at the value of the stock given, considered in reference to contemporaneous cash sale of stock.

Accounting for Derivative Financial Instruments

The Company evaluates stock options, stock warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under the relevant sections of ASC Topic 815-40, “Derivative Instruments and Hedging: Contracts in Entity’s Own Equity. The result of this accounting treatment could be that the fair value of a financial instrument is classified as a derivative instrument and is marked-to-market at each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income or other expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Financial instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815-40 are reclassified to a liability account at the fair value of the instrument on the reclassification date.

Fair Value of Financial Instruments

The Company applies the provisions of accounting guidance, FASB Topic ASC 825 that requires all entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized on the balance sheet, for which it is practicable to estimate fair value, and defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. As of June 30, 2013 and 2012, the fair value of cash, accounts payable, related party payables, and notes payable to stockholders approximated carrying value due to the short maturity of the instruments, quoted market prices or interest rates which fluctuate with market rates.

Fair Value Measurements

FASB ASC Topic 825 “Financial Instruments,” requires disclosure about fair value of financial instruments.

The FASB ASC Topic 820, Fair Value Measurement, clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. These inputs are summarized in the three broad levels listed below.

·	Level 1 – observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

·	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.).

·	Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The carrying value of financial assets and liabilities recorded at fair value is measured on a recurring or nonrecurring basis. Financial assets and liabilities measured on a non-recurring basis are those that are adjusted to fair value when a significant event occurs. The Company had no financial assets or liabilities carried and measured on a nonrecurring basis during the reporting periods. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared.

Concentrations, Risks, and Uncertainties

The Company is a startup company subject to the substantial business risks and uncertainties inherent to such an entity, including the potential risk of business failure.

Basic and Diluted Earnings Per Share

Basic earnings (loss) per common share is computed by dividing net earnings applicable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents, using the treasury stock method, consisting of shares that might be issued upon exercise of common stock warrants and conversion of convertible notes. In periods where losses are reported, the weighted-average number of common shares outstanding excludes common stock and options equivalents, because their inclusion would be anti-dilutive.

Basic earnings per share are based on the weighted-average number of shares of common stock outstanding. Diluted earnings per share is based on the weighted-average number of shares of common stock outstanding adjusted for the effects of common stock that may be issued as a result of the following types of potentially dilutive instruments:

·	Warrants,

·	Convertible notes,

·	Employee stock options, and

·	Other equity awards, which include long-term incentive awards.

The FASB ASC Topic 260, “Earnings Per Share”, requires the Company to include additional shares in the computation of earnings per share, assuming dilution. The additional shares included in diluted earnings per share represents the number of shares that would be issued if all of the Company’s outstanding dilutive instruments were converted into common stock.

Diluted earnings per share are based on the assumption that all dilutive options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options, warrants, and convertible notes are assumed to be exercised at the time of issuance, and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

Basic and diluted earnings (loss) per share are the same since the Company had net losses for all periods presented and including the additional potential common shares would have an anti-dilutive effect.

Subsequent Events

The Company follows the guidance in ASC Topic 853. “Subsequent Events”, which provides guidance to establish general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. ASC 855 sets forth (i) the period after the balance sheet date during which management of a reporting entity evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date.

Recent Accounting Pronouncements

The Company has evaluated new accounting pronouncements that have been issued and are not yet effective for the Company and determined that there are no such pronouncements expected to have an impact on the Company’s future financial statements.

Reclassifications

Certain reclassifications have been made to prior period amounts to conform to current period presentation.

COMMITMENTS AND CONTINGENCIES	12 Months Ended
Jun. 30, 2013
Commitments and Contingencies Disclosure [Abstract]
COMMITMENTS AND CONTINGENCIES

NOTE 4 – COMMITMENTS AND CONTINGENCIES

Consulting Agreements

The Company had a consulting agreement with its officer, director, and stockholder under which he was compensated $5,000 per month, plus medical benefits. This contract, as amended on January 1, 2012, was for twenty-four (24) months beginning January 2012 (“Initial Term”), automatically renewable for two (2) successive twelve (12) month terms after the Initial Term (“Renewal Term”), and terminable with six month notice during the Renewal Term. On January 18, 2013, the contract was terminated by both parties, notwithstanding the aforementioned termination provisions, with no additional costs owed subsequent to December 31, 2012. The amount of $116,700 owed under the contract as of December 31, 2012 was converted into a note (See Note 7).

The Company has a consulting agreement with a stockholder to provide accounting and administrative support, under which she is compensated $1,500 per month. This contract was for twelve (12) months beginning September 2010 (“Initial Term”), automatically renewable for one (1) successive twelve (12) month term after the Initial Term (“Renewal Term”), and terminable with six month notice during the Renewal Term. This contract is currently on a month to month basis and can be terminated given 30 days written notice.

In addition, the Company had consulting agreements with two (2) of its stockholders, under which the Company compensated each of these stockholders $10,000 per month plus medical benefits. These contracts, as amended on January 1, 2012, were for twenty-four (24) months beginning January 2012 (“Initial Term”), automatically renewable for two (2) successive twelve (12) month terms after the Initial Term (“Renewal Term”), and terminable with six month notice during the Renewal Term. On January 18, 2013, these contracts were terminated by both parties, notwithstanding the aforementioned terminable conditions, with no additional costs owed subsequent to December 31, 2012. The amounts totaling $240,000 owed under these contracts as of December 31, 2012 were converted into a note payable (See Note 7).

The Company has a consulting agreement with an individual to provide assistance in the marketing of the company’s biomedical products, under which he is compensated $225 per hour and an engagement fee of 25,000 shares of the Company’s common stock. This contract is for twelve (12) months beginning March 2013, and may be renewed or extended for any period as may be agreed by the parties. Either party may terminate this agreement by providing the other with thirty (30) days written notice of such termination.

The Company has a consulting agreement with an individual to provide assistance in the introduction of the company to medical device testing organization and to facilitate access to doctors in Uzbekistan, under which he is compensated 250,000 shares of the Company’s common stock. This contract is for twelve (12) months beginning April 2013, and may be renewed or extended for any period as may be agreed by the parties. Either party may terminate this agreement by providing the other with thirty (30) days written notice of such termination.

The Company has an engagement agreement with a company to provide financial advisor services, under which they are paid an engagement fee of $45,000 and 25,000 shares of the Company’s common stock. This contract is for six (6) months beginning March 2013, unless extended by mutual written consent or earlier terminated. This contract will not be renewed.

Patent License Agreement

The Patent License agreement provides for a one-time payment of $50,000 due within ninety (90) days of the date of signing of June 10, 2010 (as of the date of this filing, the one-time payment is fully paid), and a royalty payment of six (6) percent of the value of the net sales, as defined, generated from the sale of licensed products. The agreement also provides for yearly minimum royalty payments of $50,000 for each of the fourth, fifth, and sixth anniversary of the date of the agreement, and a yearly minimum royalty payment of $100,000 for each year thereafter during the term of the agreement. The term of the agreement shall continue until the patent in the intellectual property expires, unless terminated sooner under the provisions of the agreement, as defined.

Legal

The Company is not involved in any legal matters arising in the normal course of business. While incapable of estimation, in the opinion of the management, the individual regulatory and legal matters in which it might involve in the future are not expected to have a material adverse effect on the Company’s financial position, results of operations, or cash flows.

COMPUTER EQUIPMENT	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
COMPUTER EQUIPMENT

NOTE 5 – COMPUTER EQUIPMENT

Computer equipment consisted of the following:

	June 30, 2013	June 30, 2012

Computer equipment	$1,711	$1,711
	1,711	1,711
Less: accumulated depreciation	(1,711)	(1,354)

Total	$—	$357

PATENT RIGHTS	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
PATENT RIGHTS

NOTE 6 – PATENT RIGHTS

On June 10, 2010, the Company entered into a Patent License Agreement under which the Company acquired the exclusive rights to certain intellectual property related to using omentum for treating dementia conditions. Under the agreement the Company has accrued rights fees of $50,000 payable to Dr. Saini, and the Company issued Dr. Saini 8,250,000 shares of our common stock, valued at $6,600 (based on the fair market value on the date of grant) restricted in accordance with Rule 144. As a result Dr. Saini became our largest shareholder. In addition, Dr. Saini will have the option to participate in the sale of equity by the Company in the future, up to ten percent (10%) of the money raised, in exchange for the applicable number of his shares.

The patent will have an estimated useful life of 20 years based on the term of the patent. Amortization of the patent will begin when the patent is issued by the United States Patent and Trademark Office and put in use.

The Company paid legal fees totaling $0 and $8,000 related to the patent during the fiscal years ended June 30, 2013 and 2012, respectively.

NOTES PAYABLE TO STOCKHOLDERS	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
NOTES PAYABLE TO STOCKHOLDERS

NOTE 7 – NOTES PAYABLE TO STOCKHOLDERS

Short Term Note Payable

On January 18, 2013, the Company converted $356,700 of related party payables owed under consulting agreements, into related party notes payable. The notes mature on December 31, 2013 and accrue interest at seven and one-half (7.5) percent per annum at maturity. As of June 30, 2013, the outstanding balance of the related party payables is $338,700.

On June 30, 2013, the Company converted $84,915 of related party payables owed under consulting agreements, into related party notes payable. The notes mature on December 31, 2013 and accrues interest at two (2.0) percent per annum at maturity. As of June 30, 2013, the outstanding balance of the related party payables is $85,415.

On June 14, 2013, the Company entered into an unsecured $2,000 promissory note with a stockholder. The note matures on September 14, 2013 and accrues interest at two (2.0) percent per annum at maturity. As of June 30, 2013, the outstanding balance of the related party payables is $2,000.

Old Notes

On June 12, 2012, the Company entered into an unsecured $75,000 principal amount promissory note with a stockholder. This note, as amended, matured on September 30, 2012 and accrued interest beginning on the maturity date at 7.5% per annum. The Company determined that imputed interest on the note for the period from the issuance date to maturity is immaterial to the financial statements. On July 25, 2012, the Company entered into an unsecured $100,000 promissory note with the same stockholder. This note matured on September 30, 2012 and accrued interest at seven and one-half (7.5) percent per annum at maturity. On August 30, 2012, the Company entered into an unsecured $60,000 promissory note with the same stockholder. The terms of the note had not been negotiated. On November 1, 2012 we restructured the terms of these notes with the noteholder as described below.

On November 1, 2012, the Company entered into an unsecured $235,000 principal amount consolidation promissory note (“Consolidation Promissory Note”) with a non-affiliate stockholder (“Noteholder”). The Consolidation Promissory Note is a consolidation of the foregoing promissory notes totaling $235,000 with the same Noteholder. Such notes were voided as a result, however, the accrued interest on such notes is still owed and included with the accrued interest of the Consolidation Promissory Note until paid. The Company did not receive additional funds under the Consolidation Promissory Note, as it was a consolidation of prior notes owed to Noteholder. Under the terms of the Consolidation Promissory Note, it matured January 31, 2013, and accrued interest at 7.5% per annum beginning November 1, 2012. On March 14, 2013 we restructured the terms of the note with the noteholder as described below.

On December 27, 2012, the Company entered into an unsecured $10,000 promissory note with a stockholder. The terms of the note had not been negotiated. On March 14, 2013 we restructured the terms of the note with the noteholder as described below.

Long Term Note Payable

Old Notes

On July 31, 2011, the Company entered into an unsecured $60,000 promissory note with a stockholder. This note matured on April 13, 2012 and accrued interest at six (6) percent per annum at maturity. On October 13, 2011, the Company entered into a $100,000 convertible note (“Convertible Note”) with the same stockholder. The Convertible Note matured on April 13, 2012, accrued interest at six (6) percent per annum, the holder was entitled to convert at $0.32 per share into the Company’s common stock, and provided for potential adjustments, as defined. To properly account for this transaction, the Company performed a detailed analysis to obtain a thorough understanding of the transaction, including understanding the terms of each instrument issued. This agreement meets the definition of conventional convertible debt and there was no beneficial conversion feature since the conversion price was not lower than the estimated fair market value of the Company’s common stock on the date of transaction. On February 1, 2012, Cerebain entered into an unsecured $80,000 promissory note with the same stockholder. This note matured on April 13, 2012 and accrued interest at six (6) percent per annum. On June 18, 2012 we restructured the terms of the note with the noteholder as described below.

On June 18, 2012, the Company entered into an unsecured $240,000 principal amount convertible promissory note (“Consolidation Note”) with a non-affiliate stockholder (“Noteholder”). The Consolidation Note is a consolidation of the foregoing Promissory and Convertible Notes totaling $240,000 with the same Noteholder. Such notes were voided as a result, however, the accrued interest on such notes is still owed and included with the accrued interest of the Consolidation Note until paid. The Company did not receive additional funds under the Consolidation Note, as it was a consolidation of prior notes owed to Noteholder, but Noteholder has loaned us an additional $245,000 under the terms of separate promissory notes (non-convertible), as described above. Under the terms of the Consolidation Note, it was scheduled to mature June 30, 2014, accrued interest at 6% per annum beginning July 1, 2012, was convertible into shares of our common stock at $0.32 per share, but only if such conversion would not cause the Noteholder to own more than 9.9% of our outstanding common stock, and contained piggyback registration rights. The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

To properly account for this transaction, the Company performed a detailed analysis to obtain a thorough understanding of the transaction, including understanding the terms of each instrument issued, and any related derivatives entered into. The Company first reviewed ASC Topic 815, Derivatives and Hedging” to identify whether any equity-linked features in the Consolidation Note are freestanding or embedded. The Company determined that there were no free standing features. The Consolidation Note was then analyzed in accordance with Topic 815 to determine if the Consolidation Note should be accounted for at fair value and remeasured at fair value in income. The Company determined that the Consolidation Note did not meet the requirements of Topic 815 and therefore accounted the Consolidation Note as conventional convertible debt. The Company then reviewed ASC Topic 470-20, “Debt with Conversion and Other Options”, and determined that the Consolidation Note met the criteria of a conventional convertible note and that the Consolidation Note had a beneficial conversion feature valued at $135,000, which was recorded as a debt discount against the face amount of the Consolidation Note, which was being accreted to interest expense over the 24 month term of the Consolidation Note. The Company used a recent sale of restricted stock to determine the fair value of the stock for purposes of calculating the beneficial conversion feature. On March 14, 2013 we restructured the terms of the note with the noteholder as described below.

New Notes

On March 14, 2013, the Company entered into an unsecured $600,000 principal amount convertible promissory note (“Consolidation Note”) with a non-affiliate stockholder (“Noteholder”). The Consolidation Note is a consolidation of the foregoing Promissory and Convertible Notes totaling $485,000 with the same Noteholder. Such notes were voided as a result, however, the accrued interest on such notes is still owed and included with the accrued interest of the Consolidation Note until paid. The Company did receive additional funds totaling $115,000 under the Consolidation Note. Under the terms of the Consolidation Note, it matures July 15, 2014, accrues interest at 7.5% per annum beginning March 1, 2013, is convertible into shares of our common stock at $0.30 per share, but only if such conversion would not cause the Noteholder to own more than 9.9% of our outstanding common stock, and contains piggyback registration rights. The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

To properly account for this transaction, the Company performed a detailed analysis to obtain a thorough understanding of the transaction, including understanding the terms of each instrument issued, and any related derivatives entered into. The Company first reviewed ASC Topic 815 to identify whether any equity-linked features in the Consolidation Note are freestanding or embedded. The Company determined that there were no free standing features. The Consolidation Note was then analyzed in accordance with Topic 815 to determine if the Consolidation Note should be accounted for at fair value and remeasured at fair value in income. The Company determined that the Consolidation Note did not meet the requirements of Topic 815 and therefore accounted the Consolidation Note as conventional convertible debt. The Company then reviewed ASC Topic 470-20 and determined that the Consolidation Note met the criteria of a conventional convertible note and that the Consolidation Note had a beneficial conversion feature valued at $400,000, which was recorded as a debt discount against the face amount of the Consolidation Note, which is being accreted to interest expense over the 17 month term of the Consolidation Note. The Company used a recent sale of restricted stock to determine the fair value of the stock for purposes of calculating the beneficial conversion feature. Accrued interest at June 30, 2013 totaled $44,925 and is included in related party payables.

On June 4, 2013, the Company entered into an unsecured $25,000 principal amount convertible promissory note (“Consolidation Note”) with a non-affiliate stockholder (“Noteholder”). Under the terms of the Note, it matures June 4, 2015, accrues interest at 8.0% per annum beginning July 1, 2013, is convertible into shares of our common stock at $0.50 per share and contains piggyback registration rights. The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares. Accrued interest at June 30, 2013 totaled $42 and is included in related party payables.

As of June 30, 2013, future maturities of notes payable are as follows:

Fiscal year ending June 30,

2014	$426,115
2015	$625,000
Total	$1,051,115

STOCK TRANSACTIONS	12 Months Ended
Jun. 30, 2013
Business Combinations [Abstract]
STOCK TRANSACTIONS

NOTE 8 – STOCK TRANSACTIONS

On June 15, 2013, the Company entered into an employee agreement with Eric Clemons. The agreement calls for an issuance of options to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.50, subject to a vesting schedule. Fair Market Value of these options was approximately $821,675. As of June 30, 2013, 200,000 options to purchase the Company’s common stock have vested. The company recognized an expense of $164,335.

On June 15, 2013, the Company entered into an employee agreement with Wesley Tate. The agreement calls for an issuance of options to purchase up to 500,000 shares of the Company’s common stock at an exercise price of $0.50, subject to a vesting schedule. Fair Market Value of these options was approximately $410,825. As of June 30, 2013, 100,000 options to purchase the Company’s common stock have vested. The company recognized an expense of $82,165.

In 2013 the Company issued 25,000 shares of common stock to an individual as payment for consulting services per contract dated March 2013. The shares were valued at $0.50 per share. The company recognized an expense of $10,000 as the fair market value of the shares was $0.40. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

In 2013 the Company issued 100,000 shares of common stock to an individual as payment for consulting services per contract dated June 2013. The shares were valued at $0.50 per share. The company recognized an expense of $100,000 as the fair market value of the shares was $1.00. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

In 2013 the Company issued 250,000 shares of common stock to an individual as payment for consulting services per contract dated April 2013. The shares were valued at $0.50 per share. The company recognized an expense of $182,500 as the fair market value of the shares was $0.73. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

In 2013 the Company issued 25,000 shares of common stock to an individual as payment for consulting services per contract dated March 2013. The shares were valued at $0.50 per share.  The company recognized an expense of $19,500 as the fair market value of the shares was $0.78. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

On May 10, 2012, we entered into a stock purchase agreement with a third party, under which we issued him 200,000 shares of our common stock, restricted in accordance with Rule 144, in exchange for $88,000, net of offering costs of $12,000.  The stock purchase agreement includes piggyback registration rights.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On February 28, 2012, the Board of Directors approved an increase in the authorized common stock of the Company from 74,000,000 shares, par value $0.001, to 249,000,000 shares, par value $0.001, and a 6.25-to-1 forward stock split of the issued and outstanding shares of common stock of the Company.  The record date of the forward split was March 21, 2012 for shareholders of record to receive the forward split shares.

On January 17, 2012, the holders of a majority of the Company’s common stock entered into a Stock Purchase Agreement with Cerebain Biotech Corp., a Nevada corporation, under which Cerebain agreed to purchase an aggregate of 3,800,000 shares of the Company’s common stock from those shareholders in exchange for $296,000.  These shares represent approximately 90% of the Company’s outstanding common stock (after taking into account the cancellation of 6,000,000 shares of its common stock by R. Douglas Barton under the Spinoff Agreement as discussed herein).  The transaction closed February 9, 2012.  Concurrently with the close of the transaction, the Company closed a transaction with the shareholders of Cerebain whereby it issued 4,556,800 shares of its common stock in exchange for 22,784,000 shares of Cerebain’s common stock, which represented 100% of Cerebain’s outstanding common stock.  In addition, concurrent with these two transactions, the Company closed a transaction with its primary shareholder, Mr. R. Douglas Barton, whereby it sold all of its then-existingassets in exchange for Mr. Barton assuming all of the Company’s then-existing liabilities, as well as the return of 6,000,000 shares of the Company’s common stock.

As a result of these events, all per share amounts, average shares outstanding, shares outstanding, and equity based compensation presented in the consolidated financial statements and notes have been adjusted retroactively to reflect the stock swap from the merger and the forward stock split.  Stockholders’ deficit has been retroactively adjusted to give effect to the stock swap and the forward stock splitfor all periods presented by reclassifying the par value of the reduction of shares in connection with the stock swapand the forward stock split to additional paid in capital.

As a result of these transactions: (i) Cerebain became the Company’s wholly-owned subsidiary, (ii) all of the Company’s officers and one of our directors resigned immediately, and it appointed one new director and retained new executive officers; and (iii) the Company changed its business focus from one selling disposable dental supply products at discount prices over the Internet to one focusing on researching, developing, and testing medicinal treatments utilizing omentum under a patent Cerebain, the Company’s now wholly-owned subsidiary, licenses from Dr. Surinder Singh Saini, MD.

The Company’s only operations are conducted through its wholly-owned subsidiary, Cerebain.  In accordance with financial reporting for reverse merger transactions the financial reporting contained herein is only that of Cerebain and does not include Discount Dental’s financial results.

On January 3, 2012, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 25,000 shares of our common stock, restricted in accordance with Rule 144, in exchange for $9,000, net of offering costs of $1,000.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On December 8, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 105,000 shares of our common stock, restricted in accordance with Rule 144, in exchange for $36,960, net of offering costs of $5,040.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On December 1, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 337,500 shares of our common stock, restricted in accordance with Rule 144, in exchange for $118,800, net of offering costs of $16,200.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On November 21, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 312,500 shares of our common stock, restricted in accordance with Rule 144, in exchange for $110,000, net of offering costs of $15,000.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On November 18, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued them 187,500 shares of our common stock, restricted in accordance with Rule 144, in exchange for approximately $63,324, net of offering costs of approximately $11,676.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On October 28, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 562,500 shares of our common stock, restricted in accordance with Rule 144, in exchange for $198,000, net of offering costs of $27,000.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On July 1, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 12,500 Units (each a “Unit” and collectively the “Units”), with each Unit consisting of Two (2) shares of common stock and One (1) warrant to purchase One (1) share of common stock (each a “Warrant” and collectively the “Warrants”) at a price per Unit of $0.80 for a total of $8,800, net of offering costs of $1,200. The common stock is restricted in accordance with Rule 144.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On May 17, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 25,000 Units (each a “Unit” and collectively the “Units”), with each Unit consisting of Two (2) shares of common stock and One (1) warrant to purchase One (1) share of common stock (each a “Warrant” and collectively the “Warrants”) at a price per Unit of $0.80 for a total of $18,000, net of offering costs of $2,000. The common stock is restricted in accordance with Rule 144.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

The warrants are exercisable for a term of two years at an exercise price of $0.80 per share.  The warrants also contain standard anti-dilution provisions, including but not limited to, if the Company has a stock split, stock dividend, spin-off, reclassification, combination of shares or similar corporate rearrangement, the conversion price of the warrants will proportionately be adjusted.

On November 12, 2010, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 1,250,000 shares of our common stock, restricted in accordance with Rule 144, in exchange for $160,000, net of offering costs of $40,000.  The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

In connection with the stock issuances, the Company incurred additional costs of $19,000, primarily for legal costs.  These costs were recorded in stockholder’ deficit as additional paid in capital.

On June 10, 2010, the Company entered into a Patent License Agreement under which the Company acquired the exclusive rights to certain intellectual property related to using omentum for treating dementia conditions.  Under the agreement the Company issued Dr. Saini 8,250,000 shares of our common stock, valued at $6,600 (based on the fair market value on the date of grant) restricted in accordance with Rule 144.  As a result Dr. Saini became our largest shareholder. The issuance was an isolated transaction not involving a public offering pursuant to Section 4(2) of the Securities Act of 1933.In addition, Dr. Saini will have the option to participate in the sale of equity by the Company in the future, up to ten percent (10%) of the money raised, in exchange for the applicable number of his shares.

During the period from February 22, 2010 (date of inception) through June 30, 2011, the Company issued 17,375,000 restricted common shares for founder’s capital contribution, valued at $13,900 (based on the fair market value on the date of grant).  The issuance was an isolated transaction not involving a public offering pursuant to Section 4(2) of the Securities Act of 1933.

OPTIONS AND WARRANTS	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements
OPTIONS AND WARRANTS

NOTE 9 – OPTIONS AND WARRANTS

On June 15, 2013, the Company entered into an employee agreement with Eric Clemons. The agreement calls for an issuance of options to purchase up to 1,000,000 shares of the Company’s common stock at an exercise price of $0.50, subject to a vesting schedule. Fair Market Value of these options was approximately $821,625. As of June 30, 2013, 200,000 options to purchase the Company’s common stock have vested. The company recognized an expense of $164,335.

On June 15, 2013, the Company entered into an employee agreement with Wesley Tate. The agreement calls for an issuance of options to purchase up to 500,000 shares of the Company’s common stock at an exercise price of $0.50, subject to a vesting schedule. Fair Market Value of these options was approximately $410,825. As of June 30, 2013, 100,000 options to purchase the Company’s common stock have vested. The company recognized an expense of $82,165.

On July 1, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 25,000 restricted common shares along with warrants to purchase an additional 12,500 shares with an exercise price of $0.80 and are exercisable for term of two years (see Note 8).

On May 17, 2011, the Company entered into a stock purchase agreement with a third party, under which the Company issued him 50,000 restricted common shares along with warrants to purchase an additional 25,000 shares with an exercise price of $0.80 and are exercisable for term of two years (see Note 8). The warrants expired May 2013.

On September 24, 2012, the Company entered into an agreement with medical device product development company Sonos Models, Inc. (“Sonos”) to build up to three medical device prototypes to be used for testing. The agreement calls for a total cash payment of up to $400,000 and the issuance of warrants to purchase up to 650,000 shares of the Company’s common stock, with the cash payments and warrants to be issued in stages once certain developmental thresholds are achieved.

Upon signing the agreement the Company issued Sonos warrants to purchase 50,000 shares of the Company’s common stock, valued at $108,500 (based on the fair market value on the date of grant). The warrants are immediately exercisable, cashless at the option of the holder, and have a term of three years and an exercise price of $0.20 per share.

The Company analyzed the warrants issued (“Warrants”) in accordance with ASC Topic 815 to determine whether the Warrants meet the definition of a derivative under ASC Topic 815 and, if so, whether the Warrants meet the scope exception of ASC Topic 815, which is that contracts issued or held by the reporting entity that are both (1) indexed to its own stock and (2) classified in stockholders’ equity shall not be considered to be derivative instruments for purposes of ASC Topic 815. The provisions of ASC Topic 815 subtopic 40 “Determining Whether an Instrument (or Embedded Feature) Is Indexed to an Entity’s Own Stock” (“ASC Topic 815 subtopic 40”) apply to any freestanding financial instruments or embedded features that have the characteristics of a derivative, as defined by ASC Topic 815 and to any freestanding financial instruments that are potentially settled in an entity’s own common stock. The Company concluded these warrants should be treated as equity since they contain no provisions which would require the Company to account for the warrants as a derivative liability.

During the year ended June 30, 2013, the Company issued 50,000 warrants. Using Black-Scholes, with a volatility of 235.52%, a risk-free interest rate of 0.27% and 0% dividend yield, these warrants were valued at $108,000 and expensed as Research and Development.

The options were valued on the date of issuance using the Black-Scholes value option pricing model with the following inputs: volatility of 100%; risk-free interest rate of 1.04%; expected term of 5 years; and 0% dividend yield.

The following represents a summary of the Warrants outstanding at June 30, 2013 and 2012 and changes during the years then ended:

	2013		2012
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	37,500	$0.80	25,000	$0.80
Granted	50,000	0.20	12,500	0.80
Exercised	-	-	-	-
Expired/Forfeited	(25,000)	0.30	-	-
Outstanding, end of year	62,500	$0.32	37,500	$0.80
Exercisable at the end of the year	62,500	$0.32	37,500	$0.80
Incurred Expense	$108,000		-

The following represents a summary of the Options outstanding at June 30, 2013 and 2012 and changes during the years then ended:

	2013		2012
	Options	Options Average Exercise Price	Options	Options Average Exercise Price
Outstanding, beginning of year	-	$-	-	$-
Granted	1,500,000	0.50	-	-
Exercised	-	-	-	-
Expired/Forfeited	-	-	-	-
Outstanding, end of year	1,500,000	$0.50	-	$-
Exercisable at the end of the year	300,000	$0.50	-	$-
Expected to be vested	1,200,000	$0.50
Incurred Expense	$246,500		-

RELATED PARTY TRANSACTIONS	12 Months Ended
Jun. 30, 2013
Related Party Transactions [Abstract]
RELATED PARTY TRANSACTIONS

NOTE 10 – Related Party Transactions

Other than as set forth below, and as disclosed in Notes 4, 6,7, and 8, the Company has not entered into or been a participant in any transaction in which a related person had or will have a direct or indirect material interest.

The Company had consulting agreements with four stockholders, one of which is an officer and director of the Company (see Note 4) and expensed consulting fees totaling $251,985 and $354,000 for the years ended, 2013 and 2012, respectively. On January 18, 2013, the Company converted $356,700 of related party payables owed under consulting agreements, into related party notes payable. The notes mature on December 31, 2013 and accrue interest at seven and one-half (7.5) percent per annum at maturity.

Included in related party payables at June 30, 2013 is $44,967 of accrued interest on a note payable to stockholder.

EARNINGS PER SHARE	12 Months Ended
Jun. 30, 2013
Loss per share:
EARNINGS PER SHARE

NOTE 11 – EARNINGS PER SHARE

FASB ASC Topic 260, Earnings Per Share, requires a reconciliation of the numerator and denominator of the basic and diluted earnings (loss) per share (EPS) computations.

Basic earnings (loss) per share are computed by dividing income available to common shareholders by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per share is computed similar to basic earnings per share except that the denominator is increased to include the number of additional common shares that would have been outstanding if the potential common shares had been issued and if the additional common shares were dilutive.

The total number of potential additional dilutive warrants outstanding for the fiscal years ended June 30, 2013 and 2012 was 62,500 and 37,500, respectively. In addition, the convertible note converts at an exercise price of $0.30 of common stock. The warrants and shares underlying the convertible note were considered for the dilutive calculation but in periods where losses are reported, the weighted-average number of common stock outstanding excludes common stock equivalents, because their inclusion would be anti-dilutive.

The following table sets forth the computation of basic and diluted net income per share:

	For The Fiscal Years Ended June 30,
	2013	2012

Net loss attributable to the common stockholders	$(1,332,224)	$(949,114)

Basic weighted average outstanding shares of common stock	31,255,206	30,363,440
Dilutive effect of options and warrants	—	—
Diluted weighted average common stock and common stock equivalents	31,255,206	30,363,440

Earnings (loss) per share:
Basic and diluted	$(0.04)	$(0.03)

INCOME TAXES	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
INCOME TAXES

NOTE 12 – INCOME TAXES

The provision (benefit) for income taxes for the period ended June 30, 2013 and 2012, assumes a 34% effective tax rate for federal income taxes. The Company has no state income taxes liability:

	June 30, 2013	June 30, 2012

Current tax provision:
Federal	$—	$—
Taxable income - federal	$—	$—

State	$—	$—
Taxable income - state	$—	$—
Total current tax provision	$—	$—

Deferred tax provision:
Federal and State
Total deferred tax provision	$—	$—

The Company had deferred income tax assets as of June 30, 2013 and 2012 are as follows:

	June 30, 2013	June 30, 2012

Loss carryforwards	$917,000	$493,000
Less – valuation allowance	(917,000)	(493,000)
Total net deferred tax assets	$—	$—

The Company provided a valuation allowance equal to the deferred income tax assets for the fiscal years ended June 30, 2013 and 2012, respectively, because it is not presently known whether future taxable income will be sufficient to utilize the loss carryforwards.

At June 30, 2013, the Company had approximately $917,000 in Federal and State tax loss carryforwards that can be utilized in future periods to reduce taxable income, and begin to expire in 2030. Pursuant to Internal Revenue Code Section 382, the future utilization of our net operating loss carryforwards to offset future taxable income may be subject to an annual limitation as a result of ownership changes that may have occurred previously or that could occur in the future.

The Company did not identify any material uncertain tax positions on tax returns that will be filed.

The Company has not filed any of its income tax returns. The fiscal years ended June 30, 2013, 2012, 2011 and 2010 are open for examination.

SUBSEQUENT EVENTS	12 Months Ended
Jun. 30, 2013
Subsequent Events [Abstract]
SUBSEQUENT EVENTS

NOTE 13 – SUBSEQUENT EVENTS

On July 10, 2013, the Company entered into an unsecured $120,000 principal amount convertible promissory note (“Consolidation Note”) with a non-affiliate stockholder (“Noteholder”). Under the terms of the Note, it matures July 10, 2015, accrues interest at 7.5% per annum beginning July 1, 2013, is convertible into shares of our common stock at $0.20 per share but only if such conversion would not cause the Noteholder to own more than 9.9% of our outstanding common stock and contains piggyback registration rights. The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

On August 13, 2013, the Company entered into an unsecured $50,000 promissory note with a stockholder. The terms of the note have not been negotiated.

On September 16, 2013, we entered into an unsecured $12,500 principal amount convertible promissory note (“Promissory Note”) with a non-affiliate stockholder (“Noteholder”). Under the terms of the, it matures September 16, 2015, accrues interest at 7.5% per annum beginning October 1, 2013, is convertible into shares of our common stock at $0.20 per share and contains piggyback registration rights. The issuance was exempt from registration pursuant to Section 4(2) of the Securities Act of 1933, and the investor was sophisticated and familiar with our operations at the time of the issuance of the shares.

The Company has a consulting agreement with an individual to provide assistance in the marketing of its biomedical products, under which he is compensated 500,000 shares of the Company’s common stock. This contract is for twelve (12) months beginning July 2013 (“Initial Term”), and may be renewed or extended for any period as may be agreed by the parties. Either party may terminate this agreement by providing the other with thirty (30) days written notice of such termination. On July 23, 2013 the Company issued 500,000 shares of common stock to an individual as payment for consulting services per contract dated July 2013. The shares were valued at $0.50 per share. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

The Company has a consulting agreement with an individual to provide assistance in the marketing of its biomedical products, under which he is compensated 400,000 shares of the Company’s common stock. This contract is for twelve (12) months beginning July 2013 (“Initial Term”), and may be renewed or extended for any period as may be agreed by the parties. Either party may terminate this agreement by providing the other with thirty (30) days written notice of such termination. On July 23, 2013 the Company issued 400,000 shares of common stock to an individual as payment for consulting services per contract dated July 2013. The shares were valued at $0.50 per share. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

The Company has a consulting agreement with an individual to provide assistance in the marketing of its biomedical products, under which he is compensated 400,000 shares of the Company’s common stock. This contract is for twelve (12) months beginning July 2013 (“Initial Term”), and may be renewed or extended for any period as may be agreed by the parties. Either party may terminate this agreement by providing the other with thirty (30) days written notice of such termination. On July 23, 2013 the Company issued 400,000 shares of common stock to an individual as payment for consulting services per contract dated July 2013. The shares were valued at $0.50 per share. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

The Company has a consulting agreement with an individual to provide assistance in the marketing of its biomedical products, under which he is compensated 300,000 shares of the Company’s common stock. This contract is for twelve (12) months beginning July 2013 (“Initial Term”), and may be renewed or extended for any period as may be agreed by the parties. Either party may terminate this agreement by providing the other with thirty (30) days written notice of such termination. On July 23, 2013 the Company issued 300,000 shares of common stock to an individual as payment for consulting services per contract dated July 2013. The shares were valued at $0.50 per share. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

The Company has a consulting agreement with an individual to provide assistance in the marketing of its biomedical products, under which he is compensated 250,000 shares of the Company’s common stock. In addition, upon the successful introduction of the company to Investment Banking Firms, the Consultant shall receive 250,000 warrants, cashless, at $0.50 per share, 3 year term. This contract is for twelve (12) months beginning July 2013 (“Initial Term”), and may be renewed or extended for any period as may be agreed by the parties. Either party may terminate this agreement by providing the other with thirty (30) days written notice of such termination. On August 27, 2013 the Company issued 250,000 shares of common stock to an individual as payment for consulting services per contract dated July 2013. The shares were valued at $0.50 per share. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

On August 12, 2013, our wholly-owned subsidiary, Cerebain Biotech Corp., entered into an Advertising Contract with Chineseinvestors.com, pursuant to which Chineseinvestors.com will provide advertising services to us for a twelve month marketing campaign, beginning August 12, 2013 and ending on August 12, 2014. Specifically, under the agreement, Chineseinvestors.com agrees to provide us with (i) a taped interview to be aired six (6) times on both Phoenix Satellite TV (USA), (ii) an interview to be aired on FM 96.1 KSQQ San Jose, CA, (iii) an interview to be aired on AM 1320 KXYZ Houston, TX, (iv) a link from its home page www.chineseinvestors.com to our company profile for a period of twelve (12) months and (v) a maximum of twelve (12) emails to its database members. Chineseinvestors.com will also provide all translation work for the interview, company profile, and email content. In exchange for these services we agreed to (i) pay Chineseinvestors.com a total of $125,000, with $20,000 due on August 14, 2013, and the remaining $105,000 payable in eleven equal monthly payments of $9,545, due the 12th of each month, beginning on September 12, 2013; and (ii) issue Chineseinvestors.com a total of 150,000 shares of our common stock, restricted in accordance with Rule 144, with piggy back registration rights. On August 27, 2013 the Company issued 45,000 shares of common stock to an individual as payment for consulting services per contract dated August 2013. The shares were valued at $0.50 per share. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.On August 27, 2013 the Company issued 105,000 shares of common stock to an individual as payment for consulting services per contract dated August 2013. The shares were valued at $0.50 per share. This issuance was completed in accordance with Section 4(2) of the Securities Act in an offering without any public offering or distribution. These shares are restricted securities and include an appropriate restrictive legend.

BASIS OF PRESENTATION (Policies)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Development stage company

Development Stage Company

The Company is a development stage company as defined by section 915-10-20 of the FASB Accounting Standards Codification. The Company is still devoting substantially all of its efforts on establishing the business and its planned principal operations have not commenced. All losses accumulated since inception has been considered as part of the Company's development stage activities.

Fiscal year end	Fiscal year end The Company’s fiscal year end is June 30.
Going Concern

Going Concern

The accompanying consolidated financial statements have been prepared assuming the Company will continue as a going concern, which contemplates, among other things, the realization of assets and satisfaction of liabilities in the normal course of business.  The Company had a deficit accumulated during the development stage of $2,786,029 and $1,453,805 at June 30, 2013 and 2012, respectively, had a net loss of $1,332,224 and $949,114 for the fiscal years ended June 30, 2013 and 2012, respectively, and net cash used in operating activities of $298,677 and $930,955 for the fiscal years ended June 30, 2013 and 2012, respectively, with no revenue earned since inception, and a lack of operational history.  These matters, among others, raise substantial doubt about our ability to continue as a going concern.

While the Company is attempting to commence operations and generate revenues, the Company’s cash position may not be significant enough to support the Company’s daily operations. Management intends to raise additional funds by way of a public or private offering. Management believes that the actions presently being taken to further implement its business plan and generate revenues provide the opportunity for the Company to continue as a going concern. While the Company believes in the viability of its strategy to generate revenues and in its ability to raise additional funds, there can be no assurances to that effect. The ability of the Company to continue as a going concern is dependent upon the Company’s ability to further implement its business plan and generate revenues.

The financial statements do not include any adjustments that might be necessary if the Company is unable to continue as a going concern.

SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Policies)	12 Months Ended
Jun. 30, 2013
Accounting Policies [Abstract]
Use of Estimates

Use of Estimates

The preparation of these financial statements in accordance with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosures of contingent assets and liabilities at the dates of the financial statements and the reported amounts of net sales and expenses during the reported periods. Actual results may differ from those estimates and such differences may be material to the financial statements. The more significant estimates and assumptions by management include among others: useful lives and residual values of long-lived assets and valuation of warrants and options. The current economic environment has increased the degree of uncertainty inherent in these estimates and assumptions.

Principles of Consolidation

Principles of Consolidation

The accompanying consolidated financial statements include the accounts of Discount Dental Materials, Inc. and its wholly-owned subsidiary, Cerebain Biotech Corp. (collectively referred to as the “Company”). There are no material intercompany transactions.

Revenue Recognition

Revenue Recognition

The Company expects to recognize revenues in accordance with the guidelines of the Securities and Exchange Commission (“SEC”) Staff Accounting Bulletin (“SAB”) No. 104 “Revenue Recognition”.

Under SAB 104, four conditions must be met before revenue can be recognized: (i) there is persuasive evidence that an arrangement exists, (ii) delivery has occurred or service has been rendered, (iii) the price is fixed or determinable, and (iv) collection is reasonably assured.

Cash and Cash Equivalents

Cash and Cash Equivalents

For purposes of the statements of cash flows, the Company considers all highly liquid debt instruments purchased with a maturity of six months or less to be cash equivalents. Accounts held at U.S. financial institutions are insured by the FDIC up to $250,000. Cash balances could exceed insured amounts at any given time, however, the Company has not experienced any such losses.

Income Taxes

Income Taxes

The Company is subject to income taxes in the U.S. Significant judgment is required in evaluating our uncertain tax positions and determining our provision for income taxes. In accordance with FASB ASC Topic 740, “Income Taxes,” the Company provides for the recognition of deferred tax assets if realization of such assets is more likely than not.

The Company accounts for income tax under the provisions of FASB ASC Topic 740, “Income Taxes”, which requires recognition of deferred tax assets and liabilities for the expected future tax consequences of the events that have been included in the financial statements or tax returns. Deferred income taxes are recognized for all significant temporary differences between tax and financial statements bases of assets and liabilities. Valuation allowances are established against net deferred tax assets when it is more likely than not that some portion or all of the deferred tax asset will not be realized.

Advertising Costs	Advertising Costs Advertising expenses are recorded as general and administrative expenses when they are incurred. There was no advertising expense for the years ended June 30, 2013 and 2012.
Research and Development

Research and Development

The Company expenses the cost of research and development as incurred. Research and development costs charged to operations for the years ended June 30, 2013 and 2012 were $108,500 and $4,078, respectively.

Computer Equipment

Computer Equipment

Computer equipment is stated at cost. Depreciation is computed using the straight-line method for financial statement purposes. Maintenance and repairs are expensed as incurred and the costs of additions and betterments that increase the useful lives of the assets are capitalized. When property or equipment is disposed, the cost and related accumulated depreciation and amortization are removed from the accounts and any gain or loss is included in other income or expenses.

The estimated useful lives of property and equipment are as follows:

Laptop computers	2 years
Computers and computer software	3 years

Convertible Debt

Convertible Debt

In accordance with ASC Topic 470-20, “Debt with Conversion and Other Options”, conventional convertible debtis a financial instrument in which the holder may only realize the value of the conversion option by exercising the option and receiving the entire proceeds in a fixed number of shares or the equivalent amount of cash. Conventional convertible debt with a non-detachable conversion feature that does not contain a cash settlement option, and is not accounted for as a derivative, is recorded as a debt instrument in its entirety.

Non-Cash Equity Transactions

Non-Cash Equity Transactions

Shares of equity instruments issued for non-cash consideration are recorded at the fair value of the consideration received based on the market value of services to be rendered, or at the value of the stock given, considered in reference to contemporaneous cash sale of stock.

Accounting for Derivative Financial Instruments

Accounting for Derivative Financial Instruments

The Company evaluates stock options, stock warrants or other contracts to determine if those contracts or embedded components of those contracts qualify as derivatives to be separately accounted for under the relevant sections of ASC Topic 815-40, “Derivative Instruments and Hedging: Contracts in Entity’s Own Equity. The result of this accounting treatment could be that the fair value of a financial instrument is classified as a derivative instrument and is marked-to-market at each balance sheet date and recorded as a liability. In the event that the fair value is recorded as a liability, the change in fair value is recorded in the statement of operations as other income or other expense. Upon conversion or exercise of a derivative instrument, the instrument is marked to fair value at the conversion date and then that fair value is reclassified to equity. Financial instruments that are initially classified as equity that become subject to reclassification under ASC Topic 815-40 are reclassified to a liability account at the fair value of the instrument on the reclassification date.

Fair Value of Financial Instruments

Fair Value of Financial Instruments

The Company applies the provisions of accounting guidance, FASB Topic ASC 825 that requires all entities to disclose the fair value of financial instruments, both assets and liabilities recognized and not recognized on the balance sheet, for which it is practicable to estimate fair value, and defines fair value of a financial instrument as the amount at which the instrument could be exchanged in a current transaction between willing parties. As of June 30, 2013 and 2012, the fair value of cash, accounts payable, related party payables, and notes payable to stockholders approximated carrying value due to the short maturity of the instruments, quoted market prices or interest rates which fluctuate with market rates.

Fair Value Measurements

Fair Value Measurements

FASB ASC Topic 825 “Financial Instruments,” requires disclosure about fair value of financial instruments.

The FASB ASC Topic 820, Fair Value Measurement, clarifies the definition of fair value for financial reporting, establishes a framework for measuring fair value and requires additional disclosures about the use of fair value measurements.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in these securities. These inputs are summarized in the three broad levels listed below.

·	Level 1 – observable market inputs that are unadjusted quoted prices for identical assets or liabilities in active markets.

·	Level 2 – other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.).

·	Level 3 – significant unobservable inputs (including the Company’s own assumptions in determining the fair value of investments).

The carrying value of financial assets and liabilities recorded at fair value is measured on a recurring or nonrecurring basis. Financial assets and liabilities measured on a non-recurring basis are those that are adjusted to fair value when a significant event occurs. The Company had no financial assets or liabilities carried and measured on a nonrecurring basis during the reporting periods. Financial assets and liabilities measured on a recurring basis are those that are adjusted to fair value each time a financial statement is prepared.

Concentrations, Risks, and Uncertainties

Concentrations, Risks, and Uncertainties

The Company is a startup company subject to the substantial business risks and uncertainties inherent to such an entity, including the potential risk of business failure.

Basic and Diluted Earnings Per Share

Basic and Diluted Earnings Per Share

Basic earnings (loss) per common share is computed by dividing net earnings applicable to common stockholders by the weighted-average number of common shares outstanding during the period. Diluted earnings (loss) per common share is determined using the weighted-average number of common shares outstanding during the period, adjusted for the dilutive effect of common stock equivalents, using the treasury stock method, consisting of shares that might be issued upon exercise of common stock warrants and conversion of convertible notes. In periods where losses are reported, the weighted-average number of common shares outstanding excludes common stock and options equivalents, because their inclusion would be anti-dilutive.

Basic earnings per share are based on the weighted-average number of shares of common stock outstanding. Diluted earnings per share is based on the weighted-average number of shares of common stock outstanding adjusted for the effects of common stock that may be issued as a result of the following types of potentially dilutive instruments:

·	Warrants,

·	Convertible notes,

·	Employee stock options, and

·	Other equity awards, which include long-term incentive awards.

The FASB ASC Topic 260, “Earnings Per Share”, requires the Company to include additional shares in the computation of earnings per share, assuming dilution. The additional shares included in diluted earnings per share represents the number of shares that would be issued if all of the Company’s outstanding dilutive instruments were converted into common stock.

Diluted earnings per share are based on the assumption that all dilutive options were converted or exercised. Dilution is computed by applying the treasury stock method. Under this method, options, warrants, and convertible notes are assumed to be exercised at the time of issuance, and as if funds obtained thereby were used to purchase common stock at the average market price during the period.

Basic and diluted earnings (loss) per share are the same since the Company had net losses for all periods presented and including the additional potential common shares would have an anti-dilutive effect.

Subsequent Events

Subsequent Events

The Company follows the guidance in ASC Topic 853. “Subsequent Events”, which provides guidance to establish general standards of accounting for and disclosures of events that occur after the balance sheet date but before financial statements are issued or are available to be issued. ASC 855 sets forth (i) the period after the balance sheet date during which management of a reporting entity evaluate events or transactions that may occur for potential recognition or disclosure in the financial statements, (ii) the circumstances under which an entity should recognize events or transactions occurring after the balance sheet date in its financial statements, and (iii) the disclosures that an entity should make about events or transactions that occurred after the balance sheet date.

RecentAccounting Pronouncements

Recent Accounting Pronouncements

The Company has evaluated new accounting pronouncements that have been issued and are not yet effective for the Company and determined that there are no such pronouncements expected to have an impact on the Company’s future financial statements.

Reclassifications	Reclassifications Certain reclassifications have been made to prior period amounts to conform to current period presentation.

COMPUTER EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2013
Property, Plant and Equipment [Abstract]
Computer equipment consisted
	June 30, 2013	June 30, 2012

Computer equipment	$1,711	$1,711
	1,711	1,711
Less: accumulated depreciation	(1,711)	(1,354)

Total	$—	$357

NOTES PAYABLE TO STOCKHOLDERS (Tables)	12 Months Ended
Jun. 30, 2013
Equity [Abstract]
Future maturities of notes payable
Fiscal year ending June 30,

2014	$426,115
2015	$625,000
Toatal	$1,051,115

OPTIONS AND WARRANTS (Tables)	12 Months Ended
Jun. 30, 2013
Notes to Financial Statements
Summary of the warrants outstanding
	2013		2012
	Warrants	Weighted Average Exercise Price	Warrants	Weighted Average Exercise Price
Outstanding, beginning of year	37,500	$0.80	25,000	$0.80
Granted	50,000	0.20	12,500	0.80
Exercised	—	—	—	—
Expired/Forfeited	(25,000)	0.30	—	—
Outstanding, end of year	62,500	$0.32	37,500	$0.80
Exercisable at the end of the year	62,500	$0.32	37,500	$0.80
Incurred Expense	$108,000		—

summary of the options outstanding
	2013		2012
	Options	Options Average Exercise Price	Options	Options Average Exercise Price
Outstanding, beginning of year	-	$-	-	$-
Granted	1,500,000	0.50	—	—
Exercised	—	—	—	—
Expired/Forfeited	—	—	—	—
Outstanding, end of year	1,500,000	$0.50	—	$—
Exercisable at the end of the year	300,000	$0.50	—	$—
Expected to be vested	1,200,000	$0.50
Incurred Expense	$162,500		—

EARNINGS PER SHARE (Tables)	12 Months Ended
Jun. 30, 2013
Loss per share:
Computation of basic and diluted net income per share

	For The Fiscal Years Ended June 30,
	2013	2012

Net loss attributable to the common stockholders	$(1,332,224)	$(949,114)

Basic weighted average outstanding shares of common stock	31,255,206	30,363,440
Dilutive effect of options and warrants	—	—
Diluted weighted average common stock and common stock equivalents	31,255,206	30,363,440

Earnings (loss) per share:
Basic and diluted	$(0.04)	$(0.03)

INCOME TAXES (Tables)	12 Months Ended
Jun. 30, 2013
Income Tax Disclosure [Abstract]
Effective tax rate for federal income taxes
	June 30, 2013	June 30, 2012

Current tax provision:
Federal	$—	$—
Taxable income - federal	$—	$—

State	$—	$—
Taxable income - state	$—	$—
Total current tax provision	$—	$—

Deferred tax provision:
Federal and State
Total deferred tax provision	$—	$—

Deferred income tax assets
	June 30, 2013	June 30, 2012

Loss carryforwards	$917,000	$493,000
Less – valuation allowance	(917,000)	(493,000)
Total net deferred tax assets	$—	$—

COMMITMENTS AND CONTINGENCIES (Details Narrative) (USD $)	6 Months Ended	12 Months Ended
	Aug. 31, 2013	Mar. 31, 2014	Feb. 28, 2014	Aug. 31, 2011	Jun. 10, 2013	Dec. 31, 2012	Jan. 01, 2012
Commitments and Contingencies Disclosure [Abstract]
Compensated amount							$ 5,000
Amount owed contract						116,700
Compensated amount				1,500
Compansated amount							10,000
Total owned amount						240,000
Compansated amount			225
Engagement fee			25,000
Compensated shares		250,000
Engagement fee	45,000
Engagement fee	25,000
Patent license agreement					50,000
Royalty payments					50,000
Royalty payment					$ 100,000

PATENT RIGHTS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2012	Jun. 10, 2010
Accounting Policies [Abstract]
Accrued rights fees		$ 50,000
Accrued common stock shares		8,250,000
Common stock shares value		6,600
Fee paid related to patent	$ 8,000

NOTES PAYABLE TO STOCKHOLDERS (Details Narrative) (USD $)	Jul. 01, 2013	Jun. 30, 2013	Jun. 14, 2013	Jun. 04, 2013	Mar. 14, 2013	Mar. 01, 2013	Jan. 31, 2013	Jan. 18, 2013	Dec. 27, 2012	Nov. 01, 2012	Sep. 30, 2012	Aug. 30, 2012	Jul. 25, 2012	Jul. 01, 2012	Jun. 18, 2012	Jun. 12, 2012	Apr. 13, 2012	Feb. 01, 2012	Oct. 13, 2011	Jul. 31, 2011
Equity [Abstract]
Converted related party paybles								$ 356,700
Outstanding balance of related party paybles		338,700
Converted related party paybles		84,915
Outstanding balance of related party paybles		85,415
Unsecured promissory note			2,000
Outstanding balance related party paybles		2,000
Unsecured principal amount promissory note																75,000
Per annum											$ 7.5
Unsecured promissory note													100,000
Intrest pr annum											(7.5)
Unsecured promissory note												60,000
unsecured principal amount consolidation promissory note										235,000
Fore going promissory notes										235,000
Per annum							$ 7.5
Unsecured promissory note									10,000
Unsecured promissory note																				60,000
Convertable note																			100,000
Per share																	$ 0.32
Unsecured promissory note																		80,000
Unsecured principal amount convertible promissory note															240,000
Foregoing promissory and convertible notes															240,000
Additional loan															245,000
Per annum														6%
Per share														$ 0.32
Beneficial conversion feature valued					135,000
Unsecured prinicipal amount convertible prommisory note					600,000
Foregoing promissory and convertible notes					485,000
Receive additional funds					115,000
Accures intrest						7.5%
Per share						$ 0.3
Accrued interest related party paybles		44,925
unsecured principal amount convertible promissory note				25,000
Accured intrest	8.0%
per share	$ 0.5
Accured intrest related party paybles		$ 42

STOCK TRANSACTIONS (Details Narrative) (USD $)	16 Months Ended
	Jun. 30, 2011	Aug. 27, 2013	Jul. 01, 2013	Jun. 30, 2013	Jun. 15, 2013	May 10, 2012	Feb. 28, 2012	Feb. 09, 2012	Jan. 17, 2012	Jan. 03, 2012	Dec. 08, 2011	Dec. 01, 2011	Nov. 21, 2011	Nov. 18, 2011	Oct. 28, 2011	Jul. 01, 2011	May 17, 2011	Nov. 12, 2010	Jun. 10, 2010
Business Combinations [Abstract]
Shares purchase					1,000,000
Exercise price					$ 0.5
Expense				$ 164,335
Shares purchase					500,000
Exercise price					$ 0.5
Expense				82,165
Common stock shares issued		25,000
Value per share		$ 0.5
Expanse		10,000
Shares value		$ 0.4
Common stock shares issued		100,000
Shares value		$ 0.5
Expense		100,000
shares value		$ 1
Common stock shares issued			250,000
Shares value			$ 0.5
Expense			182,500
Shares value			$ 0.73
Common stock shares issued			25,000
Shares value			$ 0.5
Expense			19,500
Shares value			$ 0.78
Common stock shares issued						200,000
Exchange cost						88,000
Offering cost						12,000
Increase in authorized common stock shares							74,000,000
Per value							$ 0.001
Increase in authorized common stock shares							249,000,000
Per value							$ 0.001
Shares purchase									3,800,000
Exchange cost									296,000
Cancellation of common stock shares									6,000,000
Common stock shares issued								4,556,800		25,000
Exchange shares								22,784,000
Return shares								6,000,000
Exchange cost										9,000
Offering cost										1,000
Common stock shares issued											105,000
Exchange cost											36,960
Offering cost											5,040
Common stock shares issued												337,500
Exchange cost												118,800
Offering cost												16,200
Common stock shares issued													312,500
Exchange cost													110,000
Offering cost													15,000
Common stock shares issued														187,500
Exchange cost														63,324
Offering cost														11,676
Common stock shares issued															562,500
Exchange cost															198,000
Offering cost															27,000
Units issed																12,500
Price per unit																$ 0.8
Total cost																8,800
Offering cost																1,200
Units issued																	25,000
Price per unit																	$ 0.8
Total cost																	18,000
Offering cost																	2,000
Price per share																	$ 0.8
Common stock shares issued																		1,250,000
Exchange cost																		160,000
Offering cost																		40,000
Inccured additional cost																		19,000
Common stock shares issued																			8,250,000
Common stock value																			6,600
Restricted common shares issued	17,375,000
Stocks value	$ 13,900

RELATED PARTY TRANSACTIONS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2013	Jun. 30, 2012	Jan. 18, 2013
Related Party Transactions [Abstract]
Consulting fees	$ 251,985
Consulting fees		354,000
Converted related party paybles			356,700
Accrued interest	$ 44,967

INCOME TAXES (Details Narrative) (USD $)	Jun. 30, 2013
Income Tax Disclosure [Abstract]
Federal and state tax	$ 917,000

SUBSEQUENT EVENTS (Details Narrative) (USD $)	12 Months Ended
	Jun. 30, 2014	Oct. 01, 2013	Sep. 16, 2013	Sep. 12, 2013	Aug. 27, 2013	Aug. 14, 2013	Aug. 13, 2013	Jul. 23, 2013	Jul. 10, 2013	Jul. 01, 2013
Subsequent Events [Abstract]
Unsecured principal amount convertible promissory note									$ 120,000
Accrues interest										7.5%
Common stock per shares										$ 0.2
Unsecured principal amount convertible promissory note							50,000
Unsecured principal amount convertible promissory note			12,500
Per shares		0.2
Compensated shares	500,000
Common stock shares issued								500,000
Shares value								$ 0.5
Compensated shares	400,000
Common stock shares issued								400,000
Shares value								$ 0.5
Compensated shares	400,000
Common stock shares issued								400,000
Shares value								$ 0.5
Compensated shares	250,000
Common stock shares issued								300,000
Shares value								$ 0.5
Receive warrants	250,000
Per share	$ 0.5
Common stock shares issued					250,000
Shares value					$ 0.5
Exchange services cost						125,000
Balance						20,000
Remaining payble						$ 105,000
Total common stock shares				150,000
Common stock shares issued					45,000
Per share value					$ 0.5
Common stock shares issued					105,000
Per share value					$ 0.5